REVENUE	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
Revenue From Fees
Revenue from fees is comprised of Network AI fees and Contract fees. Network AI fees can be further broken down into two fee streams: AI integration fees and capital markets execution fees. AI integration fees are earned for the creation, sourcing and delivery of that assets that comprise Network Volume. The Company utilizes multiple funding channels to enable the purchase of network assets from Partners, such as asset backed securitizations (“ABS”). Capital markets execution fees are earned from the market pricing of ABS transactions while contract fees are management, performance and similar fees. These fees are the result of agreements with customers and are recognized in accordance with FASB Accounting Standards Codification 606, “Revenue from Contracts with Customers” (“ASC 606”).
Revenue is generally recognized on a gross basis in accordance with ASC 606 related to reporting revenue on a gross basis as a principal versus on a net basis as an agent. This is because the Company is primarily responsible for integrating the various services fulfilled by Partners and is ultimately responsible to the Financing Vehicles for the fulfillment of the related services. To the extent the Company does not meet the criteria for recognizing revenue on a gross basis, the Company records revenue on a net basis.

Network AI fees, comprised of AI integration fees and capital markets execution fees, totaled $167.5 million and $139.4 million, for the three months ended June 30, 2023 and 2022, respectively, and $321.5 million and $280.2 million for the six months ended June 30, 2023 and 2022, respectively. Expenses to third parties for services that are integrated with the Company’s technology are recorded in the consolidated statements of operations as Production Costs.
Real estate fees, which are included in Network AI fees, are earned for the obligations to arrange for the purchase of real estate assets, provide administrative services, arrange for the eventual sale of the assets, and provide pre-and post-purchase services including the right to earn performance fees. All of these fees are recognized over time except for the purchase and sale obligations, which are satisfied at the point in time of the respective transactions. As the Company is a principal for these services, revenues are recorded on a gross basis.

Contract fees include administration and management fees, performances fees, and servicing fees. Contract fees totaled $18.2 million and $23.9 million for the three months ended June 30, 2023 and 2022, respectively, and $39.4 million and $41.4 million for the six months ended June 30, 2023 and 2022, respectively. The Company recognizes administration fees over the service period for the Financing Vehicles managed or administered by the Company.

Performance fees are earned when certain Financing Vehicles exceed contractual return thresholds. They are recognized only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. An estimate is made by the Company based on a variety of factors including market conditions and expected loan performance. In the following period, the true performance is measured and then adjusted to ensure that the fees accurately represent actual performance. As such, there are revenues that result from performance obligations satisfied in the previous year. During the three and six months ended June 30, 2023, $0.0 million and $1.7 million, respectively, worth of fees represent performance obligations satisfied in 2022 that were lesser than the original estimate. During the three and six months ended June 30, 2022, $4.9 million and $3.8 million, respectively, worth of fees represent performance obligations satisfied in 2021 that were lesser than the original estimate.
Servicing fees for the Financing Vehicles, which primarily involve collecting payments and providing reporting on the loans within the securitization vehicles, are recognized over the service period. These duties have been considered to be agent responsibilities and does not include acting as a loan servicer. Accordingly, servicing fees are recorded on a net basis.
As a practical expedient, the Company does not adjust the transaction price for the effects of a significant financing component if, at contract inception, the period between payment and the transfer of services is expected to be one year or less.
For the three and six months ended June 30, 2023 and 2022, the finance component out of total consideration was not material.
Once revenue is recognized, it is recorded on the balance sheet in fees and other receivables until the payment is received from the customer. The timing of the recognition depends on the type of service as described above.

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
	(in thousands)
Services transferred at a point in time	$178,070	$157,209	$344,306	$310,737
Services transferred over time	7,615	6,093	16,634	10,890
Total revenue from fees, net	$185,685	$163,302	$360,939	$321,627
The Company had no material contract assets, contract liabilities, or deferred contract costs recorded as of June 30, 2023 or December 31, 2022.